RETIREMENT AND SEVERANCE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2015
RETIREMENT AND SEVERANCE BENEFITS
Schedule of reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Thousands of Yen
	2014	2015
Change in benefit obligation:
Benefit obligation at beginning of year	¥15,903	¥25,268
Service cost	7,831	16,843
Interest cost	21	28
Actuarial loss	7,417	4,241
Benefits paid	(6,488)	(4,509)
Foreign currency exchange rate changes	584	119

Benefit obligation at end of year	¥25,268	¥41,990

Change in plan assets:
Fair value of plan assets at beginning of year	¥5,557	¥7,447
Employer contribution	4,490	433
Benefits paid	(3,434)	(2,821)
Foreign currency exchange rate changes	834	807

Fair value of plan assets at end of year	7,447	5,866

Funded status at end of year	¥(17,821)	¥(36,124)

Schedule of amounts recognized in the consolidated balance sheets
	Thousands of Yen
	2014	2015
Accrued retirement cost—current	¥5,301	¥5,037
Accrued retirement cost—noncurrent	12,520	31,087

Amount recognized	¥17,821	¥36,124

Schedule of components of net periodic retirement cost
	Thousands of Yen
	2013	2014	2015
Service cost	¥7,129	¥7,831	¥16,843
Interest cost	66	21	28
Amortization of net gain (loss)	—	(174)	1,594

Net periodic retirement cost	¥7,195	¥7,678	¥18,465

Schedule of amounts recognized in other comprehensive income net of tax
	Thousands of Yen
	2013	2014	2015
Actuarial gain (loss)	¥1,071	¥(4,886)	¥(1,703)

Schedule of amounts recognized in accumulated other comprehensive income (loss), net of tax

	Thousands of Yen
	2014	2015
Accumulated actuarial loss	¥(4,078)	¥(5,781)

Schedule of weighted-average assumptions used to determine the year-end benefit obligation
	2014	2015
Discount rate	0.21%	0.17%
Rate of compensation increase	6.90%	3.50%

Schedule of weighted-average assumptions used to determine the net periodic retirement cost
	2013	2014	2015
Discount rate	0.70%	0.26%	0.21%
Rate of compensation increase	2.77%	4.86%	6.90%

Schedule of expected future benefit payments, which reflect expected future service
Years ending March 31	Thousands of Yen
2016	¥5,037
2017	5,615
2018	5,718
2019	5,206
2020	4,230
2021 through 2024	11,179